UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02661

Name of Fund:  BlackRock Pacific Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Pacific

              Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 11.0%
Australia & New Zealand Banking Group Ltd.	233,971	$7,197,634
BHP Billiton Ltd.	58,898	1,996,362
Commonwealth Bank of Australia	107,030	7,705,031
Cover-More Group Ltd. (a)	1,631,298	3,161,891
Lend Lease Group	551,046	6,068,635
National Australia Bank Ltd.	172,525	5,688,172
Suncorp Group Ltd.	363,948	4,355,512

		36,173,237
China — 13.0%
Agricultural Bank of China Ltd., Class H	7,476,000	3,268,130
Byd Co. Ltd., Class H (a)(b)	281,000	1,743,237
China Construction Bank Corp., Class H	4,902,000	3,440,915
China Life Insurance Co., Ltd., Class H	944,000	2,669,284
China Longyuan Power Group Corp., Class H	2,759,000	2,780,191
China Petroleum & Chemical Corp., Class H	1,298,800	1,161,728
China Shanshui Cement Group Ltd.	3,352,000	1,416,811
CNOOC Ltd.	910,000	1,377,760
Haitong Securities Co. Ltd., Class H	1,173,200	1,561,410
Huaneng Power International, Inc., Class H	1,768,000	1,696,970
Jintian Pharmaceutical Group Ltd. (a)	7,443,770	2,481,272
PetroChina Co. Ltd., Class H	4,308,000	4,679,488
Ping An Insurance Group Co. of China Ltd., Class H	415,500	3,453,166
Sinopec Shanghai Petrochemical Co. Ltd., Class H	10,334,000	2,669,507
WuXi PharmaTech Cayman, Inc. — ADR (a)	137,622	5,072,747
Zhuzhou CSR Times Electric Co. Ltd., Class H	993,000	3,352,644

		42,825,260
Hong Kong — 6.8%
AIA Group Ltd.	1,317,600	6,266,697
GCL-Poly Energy Holdings Ltd. (a)	12,115,000	4,382,705
Sands China Ltd.	475,200	3,563,971
Skyworth Digital Holdings Ltd.	2,368,000	1,303,920
Sun Hung Kai Properties Ltd.	220,000	2,701,464
Techtronic Industries Co.	1,493,000	4,168,562

		22,387,319
India — 4.1%
Bharti Airtel Ltd.	348,858	1,856,757
Biocon Ltd.	367,957	2,619,475

Common Stocks	Shares	Value
India (concluded)
Glenmark Pharmaceuticals Ltd.	297,671	$2,820,687
Tech Mahindra Ltd.	71,127	2,140,917
UPL Ltd.	1,262,874	3,910,434

		13,348,270
Indonesia — 1.8%
Bank Negara Indonesia (Persero) Tbk PT	8,630,500	3,802,767
Telekomunikasi Indonesia (Persero) Tbk PT	10,586,500	2,069,350

		5,872,117
Japan — 40.8%
The Dai-ichi Life Insurance Co. Ltd.	228,800	3,328,367
Denso Corp.	82,100	3,937,213
East Japan Railway Co.	48,000	3,535,562
FANUC Corp.	26,300	4,649,628
Fuji Media Holdings, Inc.	140,500	2,578,222
FUJIFILM Holdings Corp.	181,800	4,879,864
Hitachi Ltd.	814,000	6,025,274
Honda Motor Co. Ltd.	135,600	4,771,310
Japan Tobacco, Inc.	106,000	3,327,064
The Kansai Electric Power Co., Inc. (a)	305,200	3,128,431
Kawasaki Kisen Kaisha Ltd.	1,315,000	2,840,935
KDDI Corp.	86,500	5,022,619
Leopalace21 Corp. (a)	554,500	2,659,981
Mitsubishi Corp.	163,300	3,029,184
Mitsubishi Electric Corp.	449,000	5,054,300
Mitsubishi Estate Co. Ltd.	190,000	4,511,672
Mitsubishi UFJ Financial Group, Inc.	789,400	4,347,053
Mitsui & Co. Ltd.	228,900	3,235,173
MS&AD Insurance Group Holdings	87,000	1,991,535
NGK Insulators Ltd.	231,000	4,819,052
Nidec Corp.	77,000	4,721,444
Nippon Shokubai Co. Ltd.	176,000	2,083,938
Nippon Steel & Sumitomo Metal Corp.	1,365,000	3,724,779
Nomura Holdings, Inc.	617,800	3,963,113
NSK Ltd.	294,000	3,015,687
ORIX Corp.	341,900	4,818,732
Seiko Epson Corp.	68,200	2,131,028
Shionogi & Co. Ltd.	176,800	3,268,501
Softbank Corp.	85,200	6,438,412
Sumitomo Mitsui Financial Group, Inc.	143,000	6,129,538
Sumitomo Osaka Cement Co. Ltd.	922,000	3,809,977
Takashimaya Co. Ltd.	300,000	2,808,005
Toshiba Corp.	557,000	2,360,882
Toyota Motor Corp.	86,500	4,878,064

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
West Holdings Corp. (b)	202,000	$2,435,029

		134,259,568
Philippines — 3.3%
DMCI Holdings, Inc.	1,006,730	1,571,626
Megaworld Corp.	57,454,800	5,385,418
Philippine Long Distance Telephone Co.	20,425	1,243,368
Vista Land & Lifescapes, Inc.	23,530,900	2,769,096

		10,969,508
Singapore — 1.3%
Ezion Holdings Ltd.	2,467,200	4,244,333
South Korea — 8.4%
CJ O Shopping Co., Ltd.	9,457	3,242,860
Hankook Tire Co. Ltd.	40,746	2,318,546
Hyundai Motor Co.	20,314	4,803,270
NCSoft Corp.	11,823	2,427,125
Samsung Electronics Co. Ltd.	8,032	10,153,833
Samsung Electronics Co. Ltd., Preference Shares	264	262,991
SK Hynix, Inc. (a)	124,500	4,224,394

		27,433,019
Taiwan — 4.4%
Cathay Financial Holding Co. Ltd.	2,505,000	3,661,650
Hon Hai Precision Industry Co. Ltd.	1,856,000	5,270,567
MediaTek, Inc.	304,000	4,499,712
Taiwan Semiconductor Manufacturing Co. Ltd.	290,000	1,141,017

		14,572,946
United Kingdom — 1.0%
BHP Billiton Plc	108,533	3,351,353
Total Common Stocks — 95.9%		315,436,930

Participation Notes — 3.5%
China — 0.5%
Citigroup Global Markets Holdings, Inc. (Chongqing Changan Automobile Co. Ltd.), due 01/20/15	75,500	116,200
Deutsche Bank AG London (Chongqing Changan Automobile Co. Ltd.), due 06/06/17	445,400	685,506

Participation Notes	Shares		Value
China (concluded)
JP Morgan Structured Products (Chongqing Changan Automobile Co. Ltd.), due 02/22/16		537,300	$826,948

			1,628,654
South Korea — 3.0%
Citigroup Global Markets Holdings, Inc. (Shinhan Financial Group Co. Ltd.), due 1/20/15		97,570	4,308,131
Deutsche Bank AG London (Hana Financial Group, Inc.), due 11/18/19		71,510	2,613,311
Deutsche Bank AG London (Samsung Electronics Co. Ltd.), due 1/24/17		2,223	2,804,725

			9,726,167
Total Participation Notes — 3.5%			11,354,821
Total Long-Term Investments (Cost — $275,510,805) — 99.4%			326,791,751

Short-Term Securities — 1.4%
Money Market Funds — 1.4%
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.06% (c)(d)		397,802	397,802
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (c)(d)(e)	USD	4,294	4,293,940
Total Money Market Funds — 1.4%			4,691,742
	Par (000)
Time Deposits — 0.0%
Australia — 0.0%
Brown Brothers Harriman & Co., 1.68%, 4/01/14	AUD	38	35,353
Total Short-Term Securities (Cost — $4,727,095) — 1.4%			4,727,095

2	BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Value
Options Purchased (Cost — $918,968) — 0.1%	$465,964
Total Investments (Cost — $281,156,868) — 100.9%	331,984,810
Liabilities in Excess of Other Assets — (0.9)%	(3,092,459)

Net Assets — 100.0%	$328,892,351

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$285,949,149

Gross unrealized appreciation	$57,108,706
Gross unrealized depreciation	(11,073,045)

Net unrealized appreciation	$46,035,661

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,699,277	(1,301,475)	397,802	$104
BlackRock Liquidity Series, LLC, Money Market Series	$5,957,608	$(1,663,668)	$4,293,940	$22,121

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations
ADR	American Depositary Receipts
AUD	Australian Dollar
HKD	Hong Kong Dollar
USD	US Dollar

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2014	3

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

•	Exchange-traded options purchased as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Hang Seng Index	Put	HKD	20,600	6/27/14	237	$465,964

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$3,161,891	$33,011,346	—	$36,173,237
China	5,072,747	37,752,513	—	42,825,260
Hong Kong	—	22,387,319	—	22,387,319
India	—	13,348,270	—	13,348,270
Indonesia	—	5,872,117	—	5,872,117
Japan	—	134,259,568	—	134,259,568
Philippines	—	10,969,508	—	10,969,508
Singapore	—	4,244,333	—	4,244,333
South Korea	—	27,433,019	—	27,433,019
Taiwan	—	14,572,946	—	14,572,946
United Kingdom	—	3,351,353	—	3,351,353
Participation Notes	—	11,354,821	—	11,354,821
Short-Term Investments:
Money Market Funds	397,802	4,293,940	—	4,691,742
Time Deposits	—	35,353	—	35,353
Option Purchased:
Equity Contracts	465,964	—	—	465,964

Total	$9,098,404	$322,886,406	—	$331,984,810

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(64,035)	—	$(64,035)
Collateral on securities loaned at value	—	(4,293,940)	—	(4,293,940)
Foreign currency at value	—	(917,028)	—	(917,028)

Total	—	$(5,275,003)	—	$(5,275,003)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of December 31, 2013, the Fund did not utilize the external pricing service model adjustments as significant market movements did not occur. As of March 31, 2014, securities with a value of $3,435,139 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period December 31, 2013 to March 31, 2014.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could results in a significantly lower or higher value of such Level 3 instruments.

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2014	5

Schedule of Investments (concluded)	BlackRock Pacific Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Participation Notes
Assets:
Opening Balance, as of December 31, 2013	$11,591,542
Transfers into Level 3	—
Transfers out of Level 3[1]	(10,192,489)
Accrued discounts/premiums	—
Net realized gain (loss)	7,153
Net change in unrealized appreciation/depreciation	(16,312)
Purchases	—
Sales	(1,389,894)
Closing Balance, as of March 31, 2014	—
Net change in unrealized appreciation/depreciation on investments held as of March 31, 2014	—

[1]

As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $10,192,489 transferred from Level 3 to Level 2 in the disclosure hierarchy.

6	BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ?1940 Act?)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Pacific Fund, Inc.

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: May 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: May 23, 2014